Significant Accounting Policies (Schedule of Amortizable Useful Lives for Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2018
Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates in %	4-7% (mainly 4)
Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates in %	25%
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates in %	15-25%
Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates in %	33-50%